Cash and Cash Equivalents:	9 Months Ended
Sep. 30, 2012
Cash and Cash Equivalents:

Note 4.          Cash and Cash Equivalents:

	September 30,	December 31,
	2012	2011
US Treasury bills	$-	$40,000,000
Bank deposits	8,572,105	12,238,554
Money market funds	5,665,723	5,438,816
Total	$14,237,828	$57,677,370

At September 30, 2012 and December 31, 2011, the Company had cash of approximately $17,000 and $88,000 respectively, in Venezuela.